Information by Segment - Segment Information by Country (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
TOTAL CURRENT ASSETS	$ 6,179,256	$ 6,581,254
Cash and cash equivalents	1,506,993	1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Current lease liabilities	51,495	81,644
Trade and other current receivables	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978	$ 2,596
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred taxes Assets before compensation	994,382	1,088,234
TOTAL ASSETS	26,933,558	29,776,384
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
Other current financial liabilities	1,825,130	1,408,407
Current lease liabilities	51,495	81,644
Trade and other payables, current	4,093,576	3,920,045
Current accounts payable to related parties	597,122	494,511
Other current provisions	220,425	286,052
Current tax liabilities	222,870	220,727
Other current non-financial liabilities	266,604	320,755
Liabilities Included In Disposal Groups Classified As Held For Sale		3,791
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liabilities	91,070	108,625
Trade payables, non-current	2,061,475	2,335,997
Non-current accounts payable to related companies	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
TOTAL EQUITY	10,333,663	12,246,186	8,831,900	$ 8,278,507
Equity attributable to shareholders of Enel Américas	8,105,859	9,966,287
Share and paid-in capital	9,763,078	9,783,875
Retained earnings (losses)	5,415,698	5,474,411
Other reserves	(7,072,917)	(5,291,999)	(4,880,883)	$ (3,866,564)
Non-controlling interests	2,227,804	2,279,899
TOTAL LIABILITIES AND EQUITY	26,933,558	29,776,384
Revenues and Other income, by nature	12,192,674	14,314,112	12,989,689
Revenues	11,238,976	13,053,376	11,924,761
Energy sales	9,655,212	11,798,362	10,929,323
Other sales	36,968	58,752	48,968
Other services rendered	1,546,796	1,196,262	946,470
Other income, by nature	953,698	1,260,736	1,064,928
Raw Materials and Consumables Used	(7,555,915)	(8,541,023)	(7,948,400)
Energy purchases	(5,337,887)	(6,096,863)	(5,654,358)
Fuel consumption	(137,850)	(277,117)	(226,843)
Transportation costs	(1,016,486)	(1,110,921)	(944,304)
Other miscellaneous supplies and services	(1,063,692)	(1,056,122)	(1,122,895)
Contribution Margin	4,636,759	5,773,089	5,041,289
Other work performed by the entity and capitalized	147,151	181,565	177,997
Employee benefits expenses	(565,046)	(809,753)	(840,493)
Other expense, by nature	(1,065,278)	(1,150,709)	(1,021,085)
GROSS OPERATING RESULT	3,240,442	3,994,192	3,357,708
Depreciation and amortization expense	(858,099)	(948,330)	(862,440)
Impairment (loss) reversal recognized in profit or loss		2,126	61,753
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	242,372	279,125	122,501
OPERATING INCOME	2,053,115	2,768,863	2,434,520
Total financial results	(313,107)	(377,533)	(332,663)
Total financial income	321,477	449,661	358,081
Cash and cash equivalents	59,510	145,532	133,180
Other financial income	261,967	304,129	224,901
Financial costs	(768,453)	(1,088,631)	(1,071,759)
Bank borrowings	(70,023)	(134,024)	(162,192)
Secured and unsecured obligations	(208,630)	(281,359)	(312,204)
Other	(489,800)	(673,248)	(597,363)
Income from indexation units	76,698	124,477	270,380
Foreign currency exchange differences	57,171	136,960	110,635
Positive			589,854
Negative			(452,894)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	583	2,452
Total	4,671	14,196	681
Gain (loss) from other investments	54	1,048	51
Gain (loss) from the sale of assets	4,617	13,148	630
Profit (loss) before taxes	1,747,812	2,406,109	2,104,990
Income tax expense (income)	(566,560)	(236,346)	(437,932)
PROFIT (LOSS)	1,181,252	2,169,763	1,667,058
Profit (loss)	1,181,252	2,169,763	1,667,058
Profit (loss) attributable to owners of the parent	825,197	1,614,085	1,201,381
Profit (loss) attributable to non-controlling interests	356,055	555,678	465,677
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,425,510	2,527,511	1,844,565
Net cash flows from (used in) investing activities	(1,535,616)	(1,599,798)	(3,069,189)
Net cash flows from (used in) financing activities	(1,186,535)	(822,904)	1,867,066
Operating Segments | Chile
ASSETS
TOTAL CURRENT ASSETS	249,106	709,462
Cash and cash equivalents	8,050	634,221
Other current financial assets	116	1,637
Other current non-financial assets	16,730	3,811
Current lease liabilities	19	11
Trade and other current receivables	1,587	839
Current accounts receivable from related parties	213,077	59,808
Current tax assets	9,546	9,146
TOTAL NON-CURRENT ASSETS	10,473,781	10,105,798
Other non-current non-financial assets	2,980	3,125
Trade and other non-current receivables	77	126
Non-current accounts receivable from related parties	225,000	375,000
Investments accounted for using the equity method	10,245,701	9,726,059
Right-of-use assets	24	19
Deferred taxes Assets before compensation	1	1,469
TOTAL ASSETS	10,722,887	10,815,260
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	595,828	508,799
Other current financial liabilities	339,842	362,520
Current lease liabilities	19	11
Trade and other payables, current	46,970	62,072
Current accounts payable to related parties	208,628	83,446
Other current provisions		561
Other current non-financial liabilities	369	189
TOTAL NON-CURRENT LIABILITIES	597,203	598,977
Other non-current financial liabilities	591,722	595,990
Non-current lease liabilities		8
Deferred tax liabilities	2,521
Non-current provisions for employee benefits	2,960	2,979
TOTAL EQUITY	9,529,856	9,707,484
Equity attributable to shareholders of Enel Américas	9,529,856	9,707,484
Share and paid-in capital	9,763,079	9,783,875
Retained earnings (losses)	3,008,390	3,186,021
Other reserves	(3,241,613)	(3,262,412)
TOTAL LIABILITIES AND EQUITY	10,722,887	10,815,260
Revenues and Other income, by nature	165	902	1,335
Other income, by nature	165	902	1,335
Raw Materials and Consumables Used	(99)
Other miscellaneous supplies and services	(99)
Contribution Margin	66	902	1,335
Employee benefits expenses	(5,957)	(7,695)	(6,732)
Other expense, by nature	(21,054)	(23,211)	(27,113)
GROSS OPERATING RESULT	(26,945)	(30,004)	(32,510)
OPERATING INCOME	(26,945)	(30,004)	(32,510)
Total financial results	(21,872)	(31,514)	(19,825)
Total financial income	25,063	37,675	47,281
Cash and cash equivalents	4,066	16,018	7,245
Other financial income	20,997	21,657	40,036
Financial costs	(62,972)	(50,740)	(61,869)
Bank borrowings	(9,190)	(11,379)	(8,084)
Secured and unsecured obligations	(24,809)	(25,225)	(25,736)
Other	(28,973)	(14,136)	(28,049)
Foreign currency exchange differences	16,037	(18,449)	(5,237)
Positive		116,355	39,694
Negative		(134,804)	(44,931)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	475	(227)	441
Profit (loss) before taxes	(48,342)	(61,745)	(51,894)
Income tax expense (income)	(3,840)	9,598	(7,137)
PROFIT (LOSS)	(52,182)	(52,147)	(59,031)
Profit (loss)	(52,182)	(52,147)	(59,031)
Profit (loss) attributable to owners of the parent	(52,182)
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	(52,803)	(49,135)	(34,496)
Net cash flows from (used in) investing activities	175,657	(2,220,047)	348,295
Net cash flows from (used in) financing activities	(719,042)	2,475,888	(52,458)
Operating Segments | Argentina
ASSETS
TOTAL CURRENT ASSETS	603,494	626,439
Cash and cash equivalents	139,448	130,856
Other current financial assets	65,382
Other current non-financial assets	42,123	47,708
Current lease liabilities	78	7
Trade and other current receivables	310,882	386,317
Current accounts receivable from related parties	148	12,368
Inventories	42,883	31,075
Current tax assets	2,628	18,115
TOTAL NON-CURRENT ASSETS	2,468,259	2,622,717
Other non-current financial assets	25,461	3,209
Other non-current non-financial assets	898	3,354
Trade and other non-current receivables	268,536	308,730
Non-current accounts receivable from related parties	32	68
Investments accounted for using the equity method	315,981	357,963
Intangible assets other than goodwill	61,159	30,519
Goodwill	4,523	4,665
Property, plant and equipment	1,762,799	1,888,301
Right-of-use assets	124	18
Deferred taxes Assets before compensation	28,746	25,890
TOTAL ASSETS	3,071,753	3,249,156
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	689,017	746,901
Other current financial liabilities	6,088	7,282
Current lease liabilities	78	7
Trade and other payables, current	527,729	438,227
Current accounts payable to related parties	31,787	119,403
Other current provisions	45,167	44,825
Current tax liabilities	44,383	92,080
Other current non-financial liabilities	33,785	45,077
TOTAL NON-CURRENT LIABILITIES	509,899	616,239
Other non-current financial liabilities	40,785	40,649
Non-current lease liabilities	45	7
Trade payables, non-current	86,559	152,240
Non-current accounts payable to related companies		16,228
Other long-term provisions	19,760	23,710
Deferred tax liabilities	286,936	311,503
Non-current provisions for employee benefits	13,920	14,178
Other non-current non-financial liabilities	61,894	57,724
TOTAL EQUITY	1,872,837	1,886,016
Equity attributable to shareholders of Enel Américas	1,872,837	1,886,016
Share and paid-in capital	953,561	936,444
Retained earnings (losses)	(121,454)	238,459
Other reserves	1,040,730	711,113
TOTAL LIABILITIES AND EQUITY	3,071,753	3,249,156
Revenues and Other income, by nature	1,030,361	1,782,532	1,516,392
Revenues	995,970	1,481,493	1,488,830
Energy sales	958,852	1,435,040	1,443,845
Other sales	2,431	2,771	191
Other services rendered	34,687	43,682	44,794
Other income, by nature	34,391	301,039	27,562
Raw Materials and Consumables Used	(551,514)	(903,365)	(769,333)
Energy purchases	(490,953)	(715,723)	(656,647)
Fuel consumption	(1,180)	(100,579)	(21,095)
Transportation costs	(24,348)	(25,949)	(37,414)
Other miscellaneous supplies and services	(35,033)	(61,114)	(54,177)
Contribution Margin	478,847	879,167	747,059
Other work performed by the entity and capitalized	31,296	48,095	54,308
Employee benefits expenses	(154,984)	(200,284)	(265,521)
Other expense, by nature	(169,255)	(175,437)	(139,867)
GROSS OPERATING RESULT	185,904	551,541	395,979
Depreciation and amortization expense	(160,424)	(143,179)	(173,774)
Impairment (loss) reversal recognized in profit or loss			66,987
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	44,434	42,541	56,654
OPERATING INCOME	(18,954)	365,821	232,538
Total financial results	65,733	160,817	257,912
Total financial income	85,954	122,200	107,807
Cash and cash equivalents	40,218	90,691	75,692
Other financial income	45,736	31,509	32,115
Financial costs	(148,439)	(189,401)	(226,859)
Bank borrowings	(3,334)	(4,019)	(177)
Secured and unsecured obligations	(1)
Other	(145,104)	(185,382)	(226,682)
Income from indexation units	76,698	124,477	270,380
Foreign currency exchange differences	51,520	103,541	106,584
Positive		238,739	262,165
Negative		(135,198)	(155,581)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	2,658	810	2,011
Total	61	1,080	74
Gain (loss) from other investments	54	1,041	51
Gain (loss) from the sale of assets	7	39	23
Profit (loss) before taxes	49,498	528,528	492,535
Income tax expense (income)	(36,154)	(132,137)	(203,661)
PROFIT (LOSS)	13,344	396,391	288,874
Profit (loss)	13,344	396,391	288,874
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	272,134	241,095	157,539
Net cash flows from (used in) investing activities	(169,918)	(175,679)	(98,752)
Net cash flows from (used in) financing activities	(59,659)	(47,566)	(23,844)
Operating Segments | Brazil
ASSETS
TOTAL CURRENT ASSETS	4,138,518	4,304,036
Cash and cash equivalents	741,381	699,524
Other current financial assets	160,734	115,002
Other current non-financial assets	411,573	376,857
Current lease liabilities	15,702	26,422
Trade and other current receivables	2,407,709	2,691,586
Current accounts receivable from related parties	38,761	109,394
Inventories	272,754	236,485
Current tax assets	105,606	75,188
TOTAL NON-CURRENT ASSETS	11,374,761	13,482,703
Other non-current financial assets	2,765,194	3,046,431
Other non-current non-financial assets	2,272,857	2,690,639
Trade and other non-current receivables	276,346	236,555
Non-current accounts receivable from related parties		17,039
Intangible assets other than goodwill	4,256,831	5,306,273
Goodwill	494,129	638,031
Property, plant and equipment	304,256	401,190
Investment property	7,942	10,254
Right-of-use assets	43,099	75,419
Deferred taxes Assets before compensation	954,107	1,060,872
TOTAL ASSETS	15,513,279	17,786,739
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	4,192,739	3,918,889
Other current financial liabilities	797,217	813,061
Current lease liabilities	15,702	26,422
Trade and other payables, current	2,758,445	2,569,032
Current accounts payable to related parties	337,202	134,906
Other current provisions	77,844	144,977
Current tax liabilities	33,986	6,741
Other current non-financial liabilities	172,343	223,750
TOTAL NON-CURRENT LIABILITIES	6,168,982	7,528,770
Other non-current financial liabilities	1,539,623	2,330,394
Non-current lease liabilities	35,901	58,800
Trade payables, non-current	1,962,061	2,171,886
Non-current accounts payable to related companies	369,498	387,076
Other long-term provisions	714,757	848,183
Deferred tax liabilities	40,030	26,428
Non-current provisions for employee benefits	1,476,884	1,683,453
Other non-current non-financial liabilities	30,228	22,550
TOTAL EQUITY	5,151,558	6,339,080
Equity attributable to shareholders of Enel Américas	5,151,558	6,339,080
Share and paid-in capital	3,695,565	4,123,929
Retained earnings (losses)	197,561	597,534
Issuance premium	575,327	742,877
Treasury shares in portfolio	(21,375)
Other reserves	704,480	874,740
TOTAL LIABILITIES AND EQUITY	15,513,279	17,786,739
Revenues and Other income, by nature	7,580,444	8,608,890	7,489,756
Revenues	6,696,125	7,685,111	6,520,243
Energy sales	5,944,342	6,805,945	5,865,566
Other sales	698	3,755	2,225
Other services rendered	751,085	875,411	652,452
Other income, by nature	884,319	923,779	969,513
Raw Materials and Consumables Used	(5,450,908)	(5,906,736)	(5,366,693)
Energy purchases	(3,896,510)	(4,311,902)	(3,855,878)
Fuel consumption	(41,363)	(58,506)	(18,151)
Transportation costs	(675,394)	(739,219)	(631,737)
Other miscellaneous supplies and services	(837,641)	(797,109)	(860,927)
Contribution Margin	2,129,536	2,702,154	2,123,063
Other work performed by the entity and capitalized	76,744	89,871	83,214
Employee benefits expenses	(234,994)	(434,266)	(402,618)
Other expense, by nature	(632,746)	(713,637)	(603,682)
GROSS OPERATING RESULT	1,338,540	1,644,122	1,199,977
Depreciation and amortization expense	(393,848)	(488,163)	(375,937)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	167,469	225,557	55,843
OPERATING INCOME	777,223	930,402	768,197
Total financial results	(292,686)	(374,162)	(430,868)
Total financial income	211,101	291,262	215,449
Cash and cash equivalents	4,727	25,405	33,259
Other financial income	206,374	265,857	182,190
Financial costs	(414,707)	(679,377)	(614,811)
Bank borrowings	(45,544)	(106,312)	(131,557)
Secured and unsecured obligations	(67,717)	(112,770)	(124,722)
Other	(301,446)	(460,295)	(358,532)
Foreign currency exchange differences	(89,080)	13,953	(31,506)
Positive		310,024	402,562
Negative		(296,071)	(434,068)
Total	870	2,144	386
Gain (loss) from other investments		1
Gain (loss) from the sale of assets	870	2,143	386
Profit (loss) before taxes	485,407	558,384	337,715
Income tax expense (income)	(147,963)	313,730	217,748
PROFIT (LOSS)	337,444	872,114	555,463
Profit (loss)	337,444	872,114	555,463
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	922,297	999,122	299,827
Net cash flows from (used in) investing activities	(755,047)	(855,965)	(2,434,755)
Net cash flows from (used in) financing activities	(55,832)	(66,875)	2,389,830
Operating Segments | Colombia
ASSETS
TOTAL CURRENT ASSETS	850,472	560,017
Cash and cash equivalents	383,257	186,762
Other current financial assets	4,047	3,512
Other current non-financial assets	27,496	12,941
Current lease liabilities	4,792	6,002
Trade and other current receivables	331,070	260,132
Current accounts receivable from related parties	1,790	2,072
Inventories	102,781	83,152
Current tax assets	31	120
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL NON-CURRENT ASSETS	4,397,892	4,371,244
Other non-current financial assets	153	171
Other non-current non-financial assets	33,029	21,844
Trade and other non-current receivables	33,565	42,546
Investments accounted for using the equity method	127	141
Intangible assets other than goodwill	135,881	125,795
Goodwill	5,601	5,835
Property, plant and equipment	4,158,620	4,162,924
Right-of-use assets	19,639	11,988
Deferred taxes Assets before compensation	11,277
TOTAL ASSETS	5,248,364	4,931,261
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	1,206,026	876,231
Other current financial liabilities	454,167	169,543
Current lease liabilities	4,792	6,002
Trade and other payables, current	492,040	460,442
Current accounts payable to related parties	72,213	62,468
Other current provisions	40,176	38,297
Current tax liabilities	110,724	108,167
Other current non-financial liabilities	31,914	27,521
Liabilities Included In Disposal Groups Classified As Held For Sale		3,791
TOTAL NON-CURRENT LIABILITIES	1,537,229	1,648,410
Other non-current financial liabilities	1,251,199	1,404,406
Non-current lease liabilities	15,639	6,191
Trade payables, non-current	1,136	997
Other long-term provisions	78,504	49,659
Deferred tax liabilities	63,683	51,332
Non-current provisions for employee benefits	124,248	129,507
Other non-current non-financial liabilities	2,820	6,318
TOTAL EQUITY	2,505,109	2,406,620
Equity attributable to shareholders of Enel Américas	2,505,109	2,406,620
Share and paid-in capital	195,415	203,580
Retained earnings (losses)	972,249	854,096
Issuance premium	88,781	92,490
Other reserves	1,248,664	1,256,454
TOTAL LIABILITIES AND EQUITY	5,248,364	4,931,261
Revenues and Other income, by nature	2,337,750	2,538,922	2,671,192
Revenues	2,311,045	2,513,971	2,642,886
Energy sales	1,564,664	2,250,753	2,388,426
Other sales	23,990	28,737	23,232
Other services rendered	722,391	234,481	231,228
Other income, by nature	26,705	24,951	28,306
Raw Materials and Consumables Used	(930,528)	(1,054,749)	(1,208,848)
Energy purchases	(500,924)	(596,652)	(721,047)
Fuel consumption	(39,785)	(49,225)	(53,414)
Transportation costs	(247,325)	(261,082)	(268,498)
Other miscellaneous supplies and services	(142,494)	(147,790)	(165,889)
Contribution Margin	1,407,222	1,484,173	1,462,344
Other work performed by the entity and capitalized	28,877	32,179	29,408
Employee benefits expenses	(107,827)	(102,834)	(99,856)
Other expense, by nature	(148,088)	(146,478)	(161,656)
GROSS OPERATING RESULT	1,267,040	1,267,040	1,230,240
Depreciation and amortization expense	(181,986)	(195,488)	(193,432)
Impairment (loss) reversal recognized in profit or loss		3,433	(5,234)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	16,442	6,609	9,440
OPERATING INCOME	981,756	1,068,376	1,022,134
Total financial results	(119,660)	(140,101)	(159,753)
Total financial income	13,848	11,548	19,748
Cash and cash equivalents	7,743	8,573	12,533
Other financial income	6,105	2,975	7,215
Financial costs	(132,205)	(151,500)	(177,537)
Bank borrowings	(8,732)	(10,896)	(19,659)
Secured and unsecured obligations	(91,178)	(116,309)	(133,916)
Other	(32,295)	(24,295)	(23,962)
Foreign currency exchange differences	(1,303)	(149)	(1,964)
Positive		16,563	12,950
Negative		(16,712)	(14,914)
Total	124	308	190
Gain (loss) from other investments		6
Gain (loss) from the sale of assets	124	302	190
Profit (loss) before taxes	862,220	928,583	862,571
Income tax expense (income)	(286,707)	(302,350)	(310,823)
PROFIT (LOSS)	575,513	626,233	551,748
Profit (loss)	575,513	626,233	551,748
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	939,651	865,922	1,030,940
Net cash flows from (used in) investing activities	(464,647)	(386,559)	(378,451)
Net cash flows from (used in) financing activities	(303,393)	(705,497)	(601,744)
Operating Segments | Peru
ASSETS
TOTAL CURRENT ASSETS	546,260	551,843
Cash and cash equivalents	234,857	287,634
Other current financial assets		232
Other current non-financial assets	62,864	44,845
Current lease liabilities	30,904	49,202
Trade and other current receivables	182,959	164,630
Current accounts receivable from related parties	2,496	4,223
Inventories	53,015	45,527
Current tax assets	10,069	4,752
TOTAL NON-CURRENT ASSETS	2,382,886	2,561,433
Other non-current financial assets	55
Other non-current non-financial assets	23,092	16,760
Intangible assets other than goodwill	70,955	65,292
Property, plant and equipment	2,128,997	2,311,023
Right-of-use assets	159,534	168,355
Deferred taxes Assets before compensation	253	3
TOTAL ASSETS	2,929,146	3,113,276
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	627,532	482,477
Other current financial liabilities	227,816	56,001
Current lease liabilities	30,904	49,202
Trade and other payables, current	207,027	235,240
Current accounts payable to related parties	42,577	46,685
Other current provisions	57,238	57,392
Current tax liabilities	33,777	13,739
Other current non-financial liabilities	28,193	24,218
TOTAL NON-CURRENT LIABILITIES	734,467	805,168
Other non-current financial liabilities	414,377	410,394
Non-current lease liabilities	39,485	43,619
Trade payables, non-current	11,719	10,868
Other long-term provisions	20,879	54,775
Deferred tax liabilities	219,783	254,591
Non-current provisions for employee benefits	6,205	6,245
Other non-current non-financial liabilities	22,019	24,676
TOTAL EQUITY	1,567,147	1,825,631
Equity attributable to shareholders of Enel Américas	1,567,147	1,825,631
Share and paid-in capital	1,483,352	1,618,125
Retained earnings (losses)	272,808	434,988
Issuance premium	1,612	1,758
Other reserves	(190,625)	(229,240)
TOTAL LIABILITIES AND EQUITY	2,929,146	3,113,276
Revenues and Other income, by nature	1,243,993	1,382,940	1,311,262
Revenues	1,235,836	1,372,801	1,272,802
Energy sales	1,187,354	1,306,624	1,231,486
Other sales	9,849	23,489	23,320
Other services rendered	38,633	42,688	17,996
Other income, by nature	8,157	10,139	38,460
Raw Materials and Consumables Used	(622,866)	(676,173)	(603,957)
Energy purchases	(449,500)	(473,129)	(422,384)
Fuel consumption	(55,522)	(68,807)	(134,183)
Transportation costs	(69,419)	(84,128)	(5,488)
Other miscellaneous supplies and services	(48,425)	(50,109)	(41,902)
Contribution Margin	621,127	706,767	707,305
Other work performed by the entity and capitalized	10,234	11,420	11,067
Employee benefits expenses	(61,284)	(64,674)	(65,766)
Other expense, by nature	(94,174)	(92,020)	(88,585)
GROSS OPERATING RESULT	475,903	561,493	564,021
Depreciation and amortization expense	(121,841)	(121,500)	(119,297)
Impairment (loss) reversal recognized in profit or loss		(1,307)
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	14,027	4,418	564
OPERATING INCOME	340,035	434,268	444,160
Total financial results	(26,007)	(30,553)	(18,583)
Total financial income	6,508	8,632	8,583
Cash and cash equivalents	2,756	4,845	4,451
Other financial income	3,752	3,787	4,132
Financial costs	(31,127)	(39,268)	(31,469)
Bank borrowings	(3,223)	(1,418)	(2,715)
Secured and unsecured obligations	(24,925)	(27,055)	(27,830)
Other	(2,979)	(10,795)	(924)
Foreign currency exchange differences	(1,388)	83	4,303
Positive		27,039	22,096
Negative		(26,956)	(17,793)
Total	3,616	10,664	31
Gain (loss) from the sale of assets	3,616	10,664	31
Profit (loss) before taxes	317,644	414,379	425,608
Income tax expense (income)	(91,896)	(125,187)	(134,059)
PROFIT (LOSS)	225,748	289,192	291,549
Profit (loss)	225,748	289,192	291,549
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	342,021	454,719	390,044
Net cash flows from (used in) investing activities	(176,299)	(208,685)	(89,786)
Net cash flows from (used in) financing activities	(192,090)	(215,929)	(259,879)
Eliminations
ASSETS
TOTAL CURRENT ASSETS	(208,594)	(170,543)
Trade and other current receivables	728	953
Current accounts receivable from related parties	(209,322)	(171,496)
TOTAL NON-CURRENT ASSETS	(10,343,277)	(9,948,765)
Other non-current non-financial assets		168
Non-current accounts receivable from related parties	(225,000)	(391,260)
Investments accounted for using the equity method	(10,559,536)	(10,082,185)
Goodwill	441,259	524,512
TOTAL ASSETS	(10,551,871)	(10,119,308)
LIABILITIES AND EQUITY
TOTAL CURRENT LIABILITIES	(33,920)	202,635
Trade and other payables, current	61,365	155,032
Current accounts payable to related parties	(95,285)	47,603
TOTAL NON-CURRENT LIABILITIES	(225,107)	(403,298)
Trade payables, non-current		6
Non-current accounts payable to related companies	(225,107)	(403,304)
TOTAL EQUITY	(10,292,844)	(9,918,645)
Equity attributable to shareholders of Enel Américas	(10,292,844)	(9,918,645)
Share and paid-in capital	(6,327,894)	(6,882,078)
Retained earnings (losses)	1,086,144	163,313
Issuance premium	(665,720)	(837,125)
Treasury shares in portfolio	21,375
Other reserves	(4,406,749)	(2,362,755)
TOTAL LIABILITIES AND EQUITY	(10,551,871)	(10,119,308)
Revenues and Other income, by nature	(39)	(74)	(248)
Other income, by nature	(39)	(74)	(248)
Raw Materials and Consumables Used			431
Energy purchases		543	1,598
Transportation costs		(543)	(1,167)
Contribution Margin	(39)	(74)	183
Other expense, by nature		(74)
Other expenses	39		(182)
GROSS OPERATING RESULT			1
OPERATING INCOME			1
Total financial results	81,385	37,980	38,454
Total financial income	(20,997)	(21,656)	(40,787)
Other financial income	(20,997)	(21,656)	(40,787)
Financial costs	20,997	21,655	40,786
Other	20,997	21,655	40,786
Foreign currency exchange differences	81,385	37,981	38,455
Positive		(118,866)	(183,342)
Negative		156,847	221,797
Profit (loss) before taxes	81,385	37,980	38,455
PROFIT (LOSS)	81,385	37,980	38,455
Profit (loss)	81,385	37,980	38,455
STATEMENT OF CASH FLOWS
Net cash flows from (used in) operating activities	2,210	15,788	711
Net cash flows from (used in) investing activities	(145,362)	2,247,137	(415,740)
Net cash flows from (used in) financing activities	$ 143,481	$ (2,262,925)	$ 415,161